UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     December 31, 2006

Check here if Amendment  (         ) ;   Amendment Number:
This Amendment    (Check only one.)  :       (    )   is a restatement.
                                             (    )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Commonfund Asset Management Company, Inc.
Address:     15 Old Danbury Road
             P. O. Box 812
             Wilton, CT  06897-0812

Form 13F File Number:     28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael H. Strauss
Title:        Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:        203-563-5127

Signature, Place, and Date of Signing:

/s/Michael H. Strauss          Wilton, CT                2/9/07
(Signature)                    (City, State)             (Date)

Report Type      (Check only one.):

(     )   13F HOLDINGS REPORT.     (Check here if all holdings of this
          reporting manager are reported in this report.)

(     )   13F NOTICE.    (Check here if no holdings reported are in this report,
          and all holdings are reported by other reporting manager(s).)

(  X  )   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
          this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     Form 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:               29

Form 13F Information Table Entry Total:          45

Form 13F Information Table Value Total:          $ 224,835
                                                (thousands)

 List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number   Name of Sub-adviser

1       28-6538                AEW Capital Management, L.P.
2       28-2616                Angelo, Gordon & Co., L.P.
3       28-06126               Armstrong Shaw Associates`
4       28-05508               Aronson Partners
5       28-06044               Clarion CRA Securities LP
6       28-06233               Cliffwood Partners LLC
7       28-03121               David M. Knott
8       28-05268               De Prince, Race & Zollo, Inc.
9       28-06035               D.G. Capital Management, Inc.
10      28-02602               Edgewood Management Company
11      28-01185               Frontier Capital Management Co.
12      28-04981               Goldman Sachs Asset Management
13      28-03377               Grantham, Mayo, Van Otterloo & Co. LLC
14      28-2013                Harris Associates, L.P.
15      28-10706               IronBridge Capital Management
16      28-00074               Jennison Associates
17      28-12154               Levin Capital Securities, LP
18      none                   Lloyd George Management
19      28-398                 Loomis Sayles & Co.
20      28-06748               Marsico Asset Management, LLC
21      28-04632               Martingale Asset Management
22      28-03791               Pzena Investment Management
23      28-1399                Southeastern Asset Management, Inc.
24      28-01693               Steinberg Priest & Sloane Capital Management, LLC
25      28-00620               The Boston Company Asset Management, LLC
26      28-11948               VegaPlus Capital Partners USA LLC
27      28-02927               Water Street Capital Inc.
28      28-517                 Wellington Management Company, LLP
29      28-1700                Western Asset Management Company


 Form 13(f) Information Table

Column 1       Column 2       Column 3    Column 4          Column 5              Column 6       Column 7         Column 8

                                           Value      Shares     Shares/  Put/    Investment      Other         Voting Authority
Name of Issuer Title of Class Cusip       (x$1000)    Or PRN Amt.  PRN    Call    Discretion     Managers    Sole   Shared     None

Tenaris SA     Sponsored ADR  88031M109    3,834      76,848       SH             Defined          18         x
3M Co.                COM     88579Y101    12,118     155,550      SH             Sole             No         x
Adobe Systems Inc.    COM     00724F101    432        10,500       SH             Sole             No         x
American Express Co.  COM     025816109    182        3,000        SH             Sole             No         x
Apache Corp.          COM     037411105    160        2,400        SH             Sole             No         x
BJ Services Co.       COM     055482103    111        3,800        SH             Sole             No         x
Caterpillar Inc.      COM     149123101    3,036      49,500       SH             Sole             No         x
Chevron Corp.         COM     166764100    81         1,100        SH             Sole             No         x
Cognizant Technology
Solutions Corp.       COM     192446102    293        3,800        SH             Sole             No         x
Comcast Corp. (Cl A)  COM     20030N101    11,493     271,500      SH             Sole             No         x
ConocoPhillips        COM     20825C104    3,741      52,000       SH             Sole             No         x
Danaher Corp.         COM     235851102    254        3,500        SH             Sole             No         x
Devon Energy Corp.    COM     25179M103    54         800          SH             Sole             No         x
Diamond Offshore
Drilling Inc.         COM     25271C102    112        1,400        SH             Sole             No         x
Exxon Mobil Corp.     COM     30231G102    14,560     190,000      SH             Sole             No         x
Genentech Inc.        COM     368710406    8,122      100,105      SH             Sole             No         x
General Electric Co.  COM     369604103    14,449     388,300      SH             Sole             No         x
General Mills Inc.    COM     370334104    369        6,400        SH             Sole             No         x
Gilead Sciences Inc.  COM     375558103    307        4,735        SH             Sole             No         x
Goldman Sachs
Group Inc.            COM     38141G104    373        1,870        SH             Sole             No         x
Home Depot Inc.       COM     437076102    434        10,800       SH             Sole             No         x
Intel Corp.           COM     458140100    15,311     594,600      SH             Sole             No         x
International Business
Machines Corp.        COM     459200101    13,562     139,600      SH             Sole             No         x
ITT Corp.             COM     450911102    233        4,100        SH             Sole             No         x
Lockheed Martin Corp. COM     539830109    8,397      91,200       SH             Sole             No         x
McDonald's Corp.      COM     580135101    8,689      196,000      SH             Sole             No         x
MGM MIRAGE            COM     552953101    298        5,200        SH             Sole             No         x
Microsoft Corp.       COM     594918104    14,387     481,800      SH             Sole             No         x
Morgan Stanley        COM     617446448    8,452      103,800      SH             Sole             No         x
PepsiCo Inc.          COM     713448108    12,141     194,100      SH             Sole             No         x
Procter & Gamble Co.  COM     742718109    14,088     219,200      SH             Sole             No         x
Prudential
Financial Inc.        COM     744320102    283        3,300        SH             Sole             No         x
QUALCOMM Inc.         COM     747525103    316        8,370        SH             Sole             No         x
Schlumberger Ltd.     COM     806857108    8,223      130,200      SH             Sole             No         x
Sprint Nextel Corp.   COM     852061100    238        12,600       SH             Sole             No         x
Staples Inc.          COM     855030102    401        15,000       SH             Sole             No         x
Symantec Corp.        COM     871503108    115        5,500        SH             Sole             No         x
Target Corp.          COM     87612E106    7,645      134,000      SH             Sole             No         x
Texas Instruments Inc.COM     882508104    3,142      109,100      SH             Sole             No         x
TJX Cos.              COM     872540109    114        4,000        SH             Sole             No         x
United Parcel
Service Inc. (Cl B)   COM     911312106    285        3,800        SH             Sole             No         x
UnitedHealth
Group Inc.            COM     91324P102    12,166     226,430      SH             Sole             No         x
Wal-Mart Stores Inc.  COM     931142103    12,607     273,000      SH             Sole             No         x
Walt Disney Co.       COM     254687106    9,044      263,900      SH             Sole             No         x
XTO Energy Inc.       COM     98385X106    183        3,900        SH             Sole             No         x